UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21906
Claymore Exchange-Traded Fund Trust 2
(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices) (Zip code)
Kevin M. Robinson 2455 Corporate West Drive, Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (630) 505-3700

Date of fiscal year end: August 31

Date of reporting period: December 1, 2010 – February 28, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.
Attached hereto.

ENY Guggenheim Canadian Energy Income ETF
Portfolio of Investments
February 28, 2011 (unaudited)

Number
of Shares	Description	Value
	Common Stocks - 99.8%
	Canada - 99.8%
97,264	AltaGas Ltd.(a)	$ 2,467,155
454,706	Athabasca Oil Sands Corp.(b)	7,698,578
92,806	Baytex Energy Corp.(a)	5,318,573
1,044,548	BlackPearl Resources, Inc.(b)	8,606,763
72,139	Bonavista Energy Corp.(a)	2,270,282
40,129	Bonterra Energy Corp.(a)	2,550,089
150,927	Canadian Natural Resources Ltd.	7,577,711
367,987	Canadian Oil Sands Ltd.	11,346,785
226,222	Cenovus Energy, Inc.	8,762,896
4,041,172	Connacher Oil and Gas Ltd.(b)	6,634,729
47,016	Crescent Point Energy Corp.(a)	2,266,494
207,662	Daylight Energy Ltd.(a)	2,311,972
113,710	Enbridge Income Fund Holdings, Inc.	2,334,757
159,191	Enerplus Corp.(a)	5,181,405
102,852	Freehold Royalties Ltd.(a)	2,301,782
128,632	Husky Energy, Inc.(a)	3,955,776
185,940	Imperial Oil Ltd.(a)	9,652,357
2,342,069	Ivanhoe Energy, Inc.(a) (b)	8,243,083
57,068	Keyera Corp.(a)	2,212,333
158,141	MEG Energy Corp.(b)	7,951,269
163,153	NAL Energy Corp.(a)	2,430,847
147,188	Nexen, Inc.	4,003,852
91,429	Pembina Pipeline Corp.(a)	2,069,595
157,475	Pengrowth Energy Corp.(a)	2,019,842
127,661	Penn West Petroleum Ltd.(a)	3,679,644
534,634	Perpetual Energy, Inc.(a)	2,375,420
153,111	Petrobank Energy & Resources Ltd.(b)	3,926,165
110,064	Peyto Exploration & Development Corp.(a)	2,264,412
255,640	Provident Energy Ltd.(a)	2,161,483
3,899,147	Southern Pacific Resource Corp.(a) (b)	7,681,866
236,193	Suncor Energy, Inc.	11,066,207
165,337	Veresen, Inc.(a)	2,208,904
45,645	Vermilion Energy, Inc.(a)	2,391,029
100,824	Zargon Oil & Gas Ltd.	2,460,207
	(Cost $128,157,343)	160,384,262

	Investments of Collateral for Securities Loaned - 26.2%
	Money Market Fund - 26.2%
42,017,940	BNY Mellon Securities Lending Overnight Fund, 0.257%(c) (d)	42,017,940
	(Cost $42,017,940)

	Total Investments - 126.0%
	(Cost $170,175,283)	202,402,202
	Liabilities in excess of Other Assets - (26.0%)	(41,722,644)
	Net Assets - 100.0%	$ 160,679,558

(a)	Security, or portion thereof, was on loan at February 28, 2011.
(b)	Non-income producing security.
(c)	At February 28, 2011, the total market value of the Fund's securities on loan was $40,034,657 and the total market value of the collateral held by the Fund was $42,017,940.
(d)	Interest rate shown reflects yield as of February 28, 2011.

See previously submitted notes to financial statements for the period ended November 30, 2010.

ENY / Guggenheim Canadian Energy Income ETF

Summary of Investments by Sector Classification
Sector*	% of Long- Term Investments
Energy	97.2%
Financial	1.4%
Utilities	1.4%
* Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

At February 28, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$170,944,162	$32,226,919	$(768,879)	$31,458,040

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs
(e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standards Update, Fair Value Measurements and Disclosures
(Topic 820):Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e.
transfers out must be disclosed separately from transfers in) as well as the reasons(s) for the transfer and
iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets. The
Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees. The Fund did not have any Level 3 securities at February 28, 2011.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of February 28, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:

Common Stocks	$160,384	$-	$-	$160,384
Investments of Collateral for Securities Loaned	42,018	-	-	42,018
Total	$202,402	$-	$-	$202,402

There were no transfers between Level 1 and Level 2.

TAO Guggenheim China Real Estate ETF
Portfolio of Investments
February 28, 2011 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 100.0%
	Common Stocks - 99.9%
	Diversified - 11.6%
161,000	Swire Pacific Ltd., Class A	$ 2,248,872
395,000	Swire Pacific Ltd., Class B	1,026,909
359,000	Wharf Holdings Ltd.	2,352,882
		5,628,663

	Financial - 88.3%
560,000	Agile Property Holdings Ltd.	706,008
424,000	Beijing Capital Land Ltd.	132,821
975,000	Champion Real Estate Investment Trust, REIT	555,773
176,000	Cheung Kong Holdings Ltd.	2,738,579
1,368,000	China Overseas Land & Investment Ltd.	2,269,126
834,000	China Resources Land Ltd.	1,353,390
212,500	Chinese Estates Holdings Ltd.	352,477
2,432,000	Country Garden Holdings Co.	964,788
20,056	E-House China Holdings Ltd., ADR(a)	244,483
1,975,000	Evergrande Real Estate Group Ltd.	928,022
1,418,000	Franshion Properties China Ltd.	395,044
1,150,000	Glorious Property Holdings Ltd.	308,570
131,000	Great Eagle Holdings Ltd.	433,070
247,000	Greentown China Holdings Ltd.	247,027
423,200	Guangzhou R&F Properties Co. Ltd.	567,226
354,000	Hang Lung Group Ltd.	2,145,138
559,000	Hang Lung Properties Ltd.	2,382,648
382,000	Henderson Land Development Co. Ltd.	2,420,251
384,000	Hongkong Land Holdings Ltd.	2,630,400
265,500	Hopewell Holdings Ltd.	826,582
272,000	Hopson Development Holdings Ltd.(a) (b)	301,014
260,000	Hysan Development Co. Ltd.	1,168,292
849,000	Kaisa Group Holdings Ltd.(b)	247,425
276,500	Kerry Properties Ltd.	1,338,278
495,000	KWG Property Holding Ltd.	319,656
837,500	Link Real Estate Investment Trust, REIT	2,575,137
522,000	Longfor Properties Co. Ltd.(a)	737,179
699,600	New World China Land Ltd.	265,859
1,012,000	New World Development Ltd.	1,818,940
693,000	Poly Hong Kong Investments Ltd.	552,503
3,388,000	Renhe Commercial Holdings Co. Ltd.(a)	508,908
840,000	Shenzhen Investment Ltd.	260,978
609,000	Shimao Property Holdings Ltd.	831,896
1,085,800	Shui On Land Ltd.	510,200
466,000	Shun Tak Holdings Ltd.	256,657
1,080,000	Sino Land Co. Ltd.	1,957,800
1,713,500	Sino-Ocean Land Holdings Ltd.	1,047,131
780,500	Soho China Ltd.(a)	560,138
157,000	Sun Hung Kai Properties Ltd.	2,535,655
391,000	Tian An China Investment	266,050
1,578,000	United Energy Group Ltd.(b)	230,952
346,000	Wheelock & Co. Ltd.	1,257,108
279,000	Yanlord Land Group Ltd. (Singapore)	298,572
2,070,000	Yuexiu Property Co. Ltd.(b)	433,180
		42,880,931

	Total Common Stocks - 99.9%
	(Cost $50,079,336)	48,509,594

	Right - 0.1%
	Diversified - 0.1%
36,500	Wharf Holdings Ltd.(b) (c)	68,181
	(Cost $0)

	Total Long-Term Investments - 100.0%
	(Cost $50,079,336)	48,577,775

Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned - 4.7%
	Money Market Fund - 4.7%
2,285,238	BNY Mellon Securities Lending Overnight Fund, 0.257%(d) (e)	2,285,238
	(Cost $2,285,238)

	Total Investments - 104.7%
	(Cost $52,364,574)	50,863,013
	Liabilities in excess of Other Assets - (4.7%)	(2,285,571)
	Net Assets - 100.0%	$ 48,577,442

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

(a)	Security, or portion thereof, was on loan at February 28, 2011.
(b)	Non-income producing security.
(c)
Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $68,181 which represents 0.1% of net assets.

(d)	At February 28, 2011, the total market value of the Fund's securities on loan was $2,035,434 and the total market value of the collateral held by the Fund was $2,285,238.
(e)	Interest rate shown reflects yield as of February 28, 2011.

Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended November 30, 2010.

TAO Guggenheim China Real Estate ETF

Country Allocation*
China	99.4%
Singapore	0.6%

* Subject to change daily. Based on long-term investments.

At Februrary 28, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$52,812,567	$3,814,458	$(5,764,012)	$(1,949,554)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs
(e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standard Update, Fair Value Measurements and Disclosures
(Topic 820):Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e.
transfers out must be disclosed separately from transfers in) as well as the reasons(s) for the transfer and
iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets. The
Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees.
The Fund did not have any Level 3 securities at February 28, 2011.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of February 28, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$48,510	$-	$-	$48,510
Rights	-	68	-	68
Investments of Collateral for Securities Loaned	2,285	-	-	2,285
Total	$50,795	$68	$-	$50,863

There were no transfers between levels.

HAO Guggenheim China Small Cap ETF
Portfolio of Investments
February 28, 2011 (unaudited)

Number
of Shares	Description	Value
	Common Stocks - 99.9%
	Basic Materials - 13.0%
5,240,000	China BlueChemical Ltd.	$ 4,056,566
4,058,000	China Forestry Holdings Co., Ltd.(a) (b)	–
2,108,000	China Lumena New Materials Corp.(b)	749,653
3,874,000	China Molybdenum Co. Ltd.(b)	3,506,378
2,416,000	China Oriental Group Co. Ltd.	871,592
1,308,000	China Qinfa Group Ltd.(c)	861,460
2,635,000	China Vanadium Titano - Magnetite Mining Co. Ltd.(c)	1,021,639
2,306,000	Dongyue Group	1,498,027
2,112,000	Fufeng Group Ltd.	1,447,922
4,844,000	Hunan Non-Ferrous Metal Corp. Ltd.(c)	1,728,856
5,148,000	Lee & Man Paper Manufacturing Ltd.(b)	3,350,861
862,000	Lingbao Gold Co. Ltd.	670,641
5,114,000	Maanshan Iron & Steel	2,613,086
2,208,000	Minmetals Resources Ltd.(c)	1,454,208
1,272,000	Real Gold Mining Ltd.(b) (c)	1,920,456
936,000	Shandong Chenming Paper Holdings Ltd.	767,868
12,652,000	Shougang Concord International Enterprises Co. Ltd.(b) (c)	1,916,687
5,248,000	Sinofert Holdings Ltd.(b) (c)	2,802,832
6,902,000	Sinopec Shanghai Petrochemical Co. Ltd.	3,668,472
4,136,000	Sinopec Yizheng Chemical Fibre Co. Ltd.(b) (c)	1,879,722
2,261,000	Xinjiang Xinxin Mining Industry Co. Ltd.	1,323,657
3,952,000	Yingde Gases(c)	2,810,843
708,000	Yip's Chemical Holdings Ltd.	768,068
1,283,000	Youyuan International Holdings Ltd.(c)	716,516
1,292,000	Zhaojin Mining Industry Co. Ltd.	5,490,355
		47,896,365

	Communications - 5.8%
153,650	AsiaInfo-Linkage, Inc.(b) (c)	3,126,778
1,793,000	BYD Electronic International Co. Ltd.	1,139,450
5,910,000	China Communications Services Corp. Ltd.	3,740,626
3,708,000	China Wireless Technologies Ltd.	1,375,775
1,923,500	Comba Telecom Systems Holdings Ltd.(b)	2,017,550
254,645	Giant Interactive Group, Inc., ADR(b)	1,942,941
101,767	Shanda Interactive Entertainment Ltd., ADR(b) (c)	4,287,444
1,713,000	TCL Communication Technology Holdings Ltd.	1,759,370
6,074,000	VODone Ltd.	1,918,315
		21,308,249

	Consumer, Cyclical - 17.8%
1,785,000	361 Degrees International Ltd.(b)	1,212,283
2,280,000	Anta Sports Products Ltd.(b)	3,647,227
910,000	Baoye Group Co. Ltd.	641,392
6,388,000	Bosideng International Holdings Ltd.	1,697,638
9,548,000	Chigo Holding Ltd.	772,259
9,468,000	China Dongxiang Group Co.	3,585,834
4,628,000	China Eastern Airlines Corp. Ltd.(b) (c)	2,037,968
5,373,000	China Hongxing Sports Ltd.(a)	486,206
1,596,000	China Lilang Ltd.	2,005,975
5,858,000	China Southern Airlines Co. Ltd.(c)	2,767,624
8,008,000	China Travel International Investments(c)	1,634,674
2,134,000	Digital China Holdings Ltd.(b)	3,901,345
3,062,750	Great Wall Motor Co. Ltd.(b)	4,757,807
2,015,000	Haier Electronics Group Co. Ltd.(c)	1,862,591
5,108,000	Hengdeli Holdings Ltd.	2,780,524
1,229,000	Hisense Kelon Electrical Holdings Co. Ltd.(c)	637,446
60,282	Home Inns & Hotels Management, Inc., ADR(b) (c)	2,038,134
2,376,000	Huiyin Household Appliances Holdings Co. Ltd.(c)	500,265
1,764,000	Intime Department Store Group Co. Ltd.(b)	2,405,099
1,332,000	Little Sheep Group Ltd.	798,603
2,798,000	Maoye International Holdings Ltd.	1,092,022
1,702,000	Minth Group Ltd.(b)	2,578,407
7,830,000	PCD Stores Group Ltd.	2,151,223
2,434,000	Peak Sport Products Co. Ltd.(b)	1,512,432
991,000	Ports Design Ltd.	2,361,357
4,947,000	Pou Sheng International Holdings Ltd.(c)	781,191
2,206,000	Qingling Motors Co. Ltd.	634,401
4,164,000	Shanghai Jin Jiang International Hotels Group Co. Ltd.	887,419
1,058,000	Shenzhou International Group Holdings Ltd.	1,226,545
1,974,000	Sinotruk Hong Kong Ltd.(b)	1,890,584
1,566,000	TCL Multimedia Technology Holdings Ltd.	532,780
1,228,500	Weiqiao Textile Co.	1,115,076
1,532,000	Wumart Stores, Inc.	3,198,079
1,203,000	Xinhua Winshare Publishing and Media Co. Ltd.	664,116
1,621,000	XTEP International Holdings	967,712
2,797,000	Ying Li International Real Estate Ltd.(c)	792,320
1,725,500	Zhongsheng Group Holdings Ltd.(c)	3,305,169
		65,861,727

	Consumer, Non-cyclical - 18.1%
23,217	51job, Inc., ADR(c)	1,385,358
1,446,000	Anhui Expressway Co.	1,152,842
4,244,000	Anxin-China Holdings Ltd.(c)	1,176,899
1,256,000	Asian Citrus Holdings Ltd.	1,451,250
2,414,000	BaWang International Group Holding Ltd.(b)	650,828
541,000	Beijing Jingkelong Co. Ltd.	677,192
638,000	China Fishery Group Ltd.	958,870
2,134,000	China Foods Ltd.(b)	1,199,992
1,398,000	China Green Holdings Ltd.(b)	1,091,241
1,563,500	China Huiyuan Juice Group Ltd.	951,450
71,953	China Medical Technologies, Inc., ADR(b) (c)	945,462
1,222,000	China Minzhong Food Corp. Ltd.(b) (c)	1,778,888
2,236,000	China Pharmaceutical Group Ltd.(b)	1,406,623
699,000	China Shineway Pharmaceutical Group Ltd.	2,005,694
3,162,000	China Tontine Wines Group Ltd.	653,578
10,472,000	CP Pokphand Co.	1,398,212
3,144,000	Dalian Port PDA Co. Ltd.(b)	1,210,915
1,038,000	Dynasty Fine Wines Group Ltd.	433,103
5,674,000	Global Bio-Chem Technology Group Co. Ltd.(b) (c)	808,579
608,000	Guangzhou Pharmaceutical Co. Ltd.(b)	866,436
1,936,000	GZI Transport Ltd.	1,026,515
596,000	Hsu Fu Chi International Ltd.	1,711,768
2,264,000	Hua Han Bio-Pharmaceutical Holdings Ltd.	717,932
3,610,000	Jiangsu Expressway Co. Ltd.	3,907,012
594,000	Lianhua Supermarket Holdings Co. Ltd.	2,665,284
2,655,000	Lijun International Pharmaceutical Holding Ltd.	657,857
150,004	Mindray Medical International Ltd., ADR(b)	4,062,108
1,811,000	People's Food Holdings Ltd.	1,104,399
1,567,000	Ruinian International Ltd.	1,118,546
484,000	Shandong Luoxin Pharmacy Stock Co. Ltd.	587,201
1,712,000	Shenguan Holdings Group Ltd.	2,116,606
2,224,000	Shenzhen Expressway Co. Ltd.	1,341,969
27,630,000	Shenzhen International Holdings Ltd.	2,412,125
2,652,000	Sichuan Expressway Co. Ltd.	1,668,321
1,159,000	Silver base Group Holdings Ltd.	858,557
67,828	Simcere Pharmaceutical Group, ADR(c)	847,850
6,960,000	Sino Biopharmaceutical	2,421,522
258,000	Tong Ren Tang Technologies Co. Ltd.	743,611
852,000	Tsingtao Brewery Co. Ltd.	3,910,440
2,844,000	Uni-President China Holdings Ltd.	1,420,330
1,180,000	United Laboratories International Holdings Ltd.	1,827,003
1,130,000	Vinda International Holdings Ltd.(b)	1,048,882
161,366	WuXi PharmaTech Cayman, Inc., ADR(c)	2,452,763
4,248,000	Zhejiang Expressway Co. Ltd.	3,806,711
		66,638,724

	Diversified - 1.7%
6,222,000	Citic Resources Holdings Ltd.(c)	1,198,205
7,256,000	Guangdong Investment Ltd.	3,670,316
1,438,000	Tianjin Development Holdings(c)	1,290,464
		6,158,985

	Energy - 0.8%
1,532,000	CIMC Enric Holdings Ltd.(b) (c)	641,190
2,843,000	Hidili Industry International Development Ltd.(b)	2,346,917
		2,988,107

	Financial - 13.5%
3,062,000	Beijing Capital Land Ltd.	959,191
2,146,000	Beijing North Star Co. Ltd.	523,472
3,450,000	China Aoyuan Property Group Ltd.	575,801
2,294,000	China Everbright Ltd.	4,776,989
3,606,000	China SCE Property Holdings Ltd.	925,903
5,910,000	China South City Holdings Ltd.	940,847
142,465	E-House China Holdings Ltd., ADR(b)	1,736,648
5,059,500	Fantasia Holdings Group Co. Ltd.	766,478
10,074,000	Franshion Properties China Ltd.(b)	2,806,542
8,160,000	Glorious Property Holdings Ltd.	2,189,507
1,762,000	Greentown China Holdings Ltd.	1,762,192
3,011,200	Guangzhou R&F Properties Co. Ltd.(b)	4,035,990
6,038,000	Kaisa Group Holdings Ltd.(c)	1,759,661
3,495,500	KWG Property Holding Ltd.	2,257,289
2,667,000	Mingfa Group International Co. Ltd.	862,846
4,917,000	Poly Hong Kong Investments Ltd.(b)	3,920,141
4,101,000	Powerlong Real Estate Holdings Ltd.	1,274,134
23,978,000	Renhe Commercial Holdings Co. Ltd.(b)	3,601,710
2,164,000	Shanghai Forte Land Co.	955,709
17,505,000	Shanghai Zendai Property Ltd.	662,970
5,972,000	Shenzhen Investment Ltd.	1,855,432
5,513,500	Soho China Ltd.(b)	3,956,846
11,188,000	United Energy Group Ltd.(c)	1,637,447
1,994,000	Yanlord Land Group Ltd. (Singapore)	2,133,879
14,702,000	Yuexiu Property Co. Ltd.(c)	3,076,621
		49,954,245

	Industrial - 23.1%
1,250,000	Asia Cement China Holdings Corp.	649,943
5,924,000	AviChina Industry & Technology Co. Ltd.(c)	3,308,371
3,465,000	BBMG Corp.	4,617,539
5,594,000	Beijing Capital International Airport Co. Ltd.(c)	2,786,533
1,920,000	Chiho-Tiande Group Ltd.(c)	1,720,547
5,798,000	China Aerospace International Holdings Ltd.	729,481
1,591,000	China Automation Group Ltd.	1,262,317
97,906	China Digital TV Holding Co. Ltd., ADR	700,028
5,597,000	China Everbright International Ltd.	2,644,314
1,795,000	China High Precision Automation Group Ltd.	1,380,388
2,232,000	China Liansu Group Holdings Ltd.(b) (c)	1,856,860
1,197,000	China Metal Recycling Holdings Ltd.	1,378,467
3,449,000	China National Materials Co. Ltd.	2,940,162
5,737,000	China Shanshui Cement Group Ltd.	4,338,205
11,107,000	China Shipping Container Lines Co. Ltd.(c)	4,819,738
3,328,000	China State Construction International Holdings Ltd.	3,059,189
4,168,000	China Zhongwang Holdings Ltd.(b)	1,690,927
3,266,000	Chongqing Machinery & Electric Co. Ltd.	1,044,060
1,818,000	Cosco International Holdings Ltd.	1,075,981
1,007,000	Dongfang Electric Corp. Ltd.(b)	3,865,544
1,204,000	First Tractor Co. Ltd.	1,242,775
2,924,000	Fook Woo Group Holdings Ltd.(c)	908,453
4,238,000	Guangshen Railway Co. Ltd.(b)	1,599,625
460,000	Guangzhou Shipyard International Co. Ltd.	897,659
687,000	Hainan Meilan International Airport Co. Ltd.	696,777
1,484,000	Haitian International Holdings Ltd.	1,663,252
1,990,000	Harbin Power Equipment Co. Ltd.	2,358,114
3,284,000	Honghua Group Ltd.(c)	434,260
1,349,000	International Mining Machinery Holdings Ltd.(c)	987,181
2,583,000	Kingboard Laminates Holdings Ltd.	2,298,093
8,505,000	Metallurgical Corp. of China Ltd.(c)	3,439,496
6,050,000	NVC Lighting Holdings Ltd.	2,967,076
1,715,000	Sany Heavy Equipment International Holdings Co. Ltd.(b)	2,364,712
3,168,000	Shengli Oil&Gas Pipe Holdings Ltd.	606,012
5,293,000	Sinotrans Ltd.	1,447,410
3,777,000	Sinotrans Shipping Ltd.	1,289,848
1,758,000	Sound Global Ltd.(c)	843,829
371,306	Suntech Power Holdings Co. Ltd., ADR(b) (c)	3,527,407
14,418,000	Tianjin Port Development Holdings Ltd.(b)	3,572,500
2,020,000	Tianneng Power International Ltd.(b)	848,026
1,366,000	Wasion Group Holdings Ltd.(b)	740,070
1,354,000	Zhuzhou CSR Times Electric Co. Ltd.	4,528,312
		85,129,481

	Technology - 4.3%
11,950,000	Apollo Solar Energy Technology Holdings Ltd.(c)	874,486
76,979	Camelot Information Systems, Inc., ADR(c)	1,605,012
2,112,000	China ITS Holdings Co. Ltd.(c)	1,217,447
6,338,000	Citic 21CN Co. Ltd.(c)	634,683
1,374,000	Great Wall Technology Co. Ltd.	640,329
2,516,000	Ju Teng International Holdings Ltd.	962,580
1,915,000	Kingsoft Corp. Ltd.	1,030,132
59,478,000	Semiconductor Manufacturing International Corp.(b) (c)	4,734,324
4,012,000	TPV Technology Ltd.	2,359,045
1,840,000	Travelsky Technology Ltd.	1,677,205
		15,735,243

	Utilities - 1.8%
4,713,000	China Power International Development Ltd.	931,811
1,336,000	China Resources Gas Group Ltd.	1,684,333
9,850,000	Datang International Power Generation Co. Ltd.(b)	3,351,136
4,238,000	Huadian Power International Co.(b)	832,458
		6,799,738

	Total Common Stocks - 99.9%
	(Cost $387,643,589)	368,470,864

	Investments of Collateral for Securities Loaned - 16.1%
	Money Market Fund - 16.1%
59,352,329	BNY Mellon Securities Lending Overnight Fund, 0.257%(d) (e)	$ 59,352,329
	(Cost $59,352,329)

	Total Investments - 116.0%
	(Cost $446,995,918)	427,823,193
	Liabilities in excess of Other Assets - (16.0%)	(59,087,665)
	Net Assets - 100.0%	$ 368,735,528

ADR - American Depositary Receipt

(a)
Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $486,206 which represents 0.1% of net assets.

(b)	Security, or portion thereof, was on loan at February 28, 2011.
(c)	Non-income producing security.
(d)	At February 28, 2011, the total market value of the Fund's securities on loan was $54,633,579 and the total market value of the collateral held by the Fund was $59,352,329.
(e)	Interest rate shown reflects yield as of February 28, 2011.

See previously submitted notes to financial statements for the period ended November 30, 2010.

Country Allocation*
China	99.4%
Singapore	1.5%

* Subject to change daily. Based on Long-Term Investments. Securities are classified by sectors that represent broad groupings of related industries.

At February 28, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$449,733,928	$27,869,261	$(49,779,996)	$(21,910,735)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees.  The fair value estimate for the Fund's Level 3 security was determined in good faith by the Pricing Committee pursuant to the Valuation Procedures established in good faith by management and approved by the Board of Trustees.  There were various factors considered in reaching a fair value determination including, but not limited to, the following:  the type of security, and public information obtained from the issuer and the primary stock exchange on which the issuer trades.

The following table represents the Funds’ investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of February 28, 2011:

Description	Level 1	Level 2	Level 3		Total
(value in $000s)
Assets:
Common Stocks:
Basic Materials	$47,897	$-	$-	*	$47,897
Communications	21,308	-	-		21,308
Consumer, Cyclical	65,376	486	-		65,862
Consumer, Non-cyclical	66,639	-	-		66,639
Diversified	6,159	-	-		6,159
Energy	2,988	-	-		2,988
Financial	49,954	-	-		49,954
Industrial	85,129	-	-		85,129
Technology	15,735	-	-		15,735
Utilities	6,800	-	-		6,800
Money Market Fund	59,352	-	-		59,352
Total	$427,337	$486	$-		$427,823

The Fund had a transfer from Level 1 to Level 2 of $486 as a result of China Hongxing Sports Ltd. not trading on a principal exchange on Febuary 28, 2011.  The Fund had a transfer from Level 1 to Level 3 of $- as a result of China Forestry Holdings Co., Ltd. not trading on a principal exchange on February 28, 2011.

The following table presents the activity of the Fund's investments measured at fair value using signficant unobservable inputs (Level 3 valuations) for the period ended February 28, 2011.

Level 3 Holdings	Securities
Beginning Balance at 5/31/10	$ -
Net Realized Gain/Loss	-
Change in Unrealized Gain/Loss	-
Purchases	-
Sales	-
Transfers In	-	*
Transfers Out	-
Ending Balance at 2/28/11	$ -	*

* Market value is less than minimum figure disclosed.

FRN Guggenheim Frontier Markets ETF
Portfolio of Investments
February 28, 2011 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.8%
	Common Stocks - 88.5%
	Argentina - 8.4%
72,332	Banco Macro SA, ADR(a)	$ 3,027,094
75,920	BBVA Banco Frances SA, ADR	900,411
66,500	Cresud SACIF y A, ADR	1,157,765
42,043	Grupo Clarin, Class B, GDR(b)	459,530
181,173	Grupo Financiero Galicia SA, ADR(a) (b)	2,603,456
57,336	IRSA Inversiones y Representaciones SA, ADR	836,532
107,674	Pampa Energia SA, ADR(a)	1,679,714
66,066	Petrobras Argentina SA, ADR	1,520,179
166,203	Telecom Argentina SA, ADR	3,920,729
		16,105,410

	Chile - 25.5%
37,594	Banco de Chile, ADR(a)	3,120,302
86,286	Banco Santander Chile, ADR	7,174,681
49,621	Cia Cervecerias Unidas SA, ADR	2,686,977
153,100	Corpbanca, ADR(a)	3,420,254
223,830	Empresa Nacional de Electricidad SA, ADR(a)	11,681,688
526,620	Enersis SA, ADR	10,695,652
289,825	Lan Airlines SA, ADR(a)	7,857,156
47,759	Vina Concha y Toro SA, ADR	1,972,446
		48,609,156

	Colombia - 9.2%
418,614	Ecopetrol SA, ADR(a)	17,523,182

	Czech Republic - 4.0%
97,378	Komercni Banka AS, GDR	7,614,960

	Egypt - 10.3%
1,133,612	Commercial International Bank Egypt SAE, GDR(a)	6,642,966
327,294	Egyptian Financial Group-Hermes Holding, GDR(a)	2,716,540
147,503	Orascom Construction Industries, GDR(a)	5,044,603
1,102,978	Orascom Telecom Holding SAE, GDR(a) (b)	3,391,657
153,813	Telecom Egypt, GDR(a) (c)	1,888,824
		19,684,590

	Georgia - 1.0%
98,052	Bank of Georgia JSC, GDR(a) (b)	1,990,456

	Kazakhstan - 6.1%
268,145	Halyk Savings Bank of Kazakhstan JSC, GDR(b)	2,761,894
316,338	KazMunaiGas Exploration Production, GDR	7,275,774
123,364	Zhaikmunai, LP, GDR(b)	1,602,498
		11,640,166

	Lebanon - 3.5%
318,523	Banque Audi sal- Audi Saradar Group, GDR(b)	2,388,922
21,217	BLOM Bank SAL, GDR(b)	211,958
214,182	Solidere, GDR(a)	4,133,713
		6,734,593

	Nigeria - 4.0%
1,026,616	Guaranty Trust Bank PLC, GDR(a)	7,545,628

	Oman - 1.6%
379,502	BankMuscat SAOG, GDR	3,111,916

	Pakistan - 2.3%
261,249	Oil & Gas Development Co. Ltd., GDR(a)	4,433,396

	Peru - 5.8%
235,934	Cia de Minas Buenaventura SA, ADR	11,011,040

	Poland - 4.4%
1,392,614	Telekomunikacja Polska SA, GDR(a)	8,355,684

	Qatar - 1.4%
626,053	Commercial Bank of Qatar, GDR(a)	2,623,162

	Ukraine - 1.0%
31,350	Avangardco Investments Public Ltd., GDR(b)	595,023
74,902	MHP SA, GDR(b)	1,404,412
		1,999,435

	Total Common Stocks - 88.5%
	(Cost $174,861,344)	168,982,774

	Preferred Stocks - 11.3%
	Argentina - 0.9%
55,594	Nortel Inversora SA, Class B, ADR(b)	1,638,911

	Chile - 6.0%
63,879	Embotelladora Andina SA, Class B, ADR	1,700,459
183,897	Sociedad Quimica y Minera de Chile SA, ADR	9,744,702
		11,445,161

	Colombia - 4.4%
148,972	BanColombia SA, ADR	8,480,976

	Total Preferred Stocks - 11.3%
	(Cost $21,223,036)	21,565,048

	Total Long-Term Investments - 99.8%
	(Cost $196,084,380)	190,547,822

	Investments of Collateral for Securities Loaned - 23.3%
	Money Market Fund - 23.3%
44,480,057	BNY Mellon Securities Lending Overnight Fund, 0.257%(d) (e)	44,480,057
	(Cost $44,480,057)

	Total Investments - 123.1%
	(Cost $240,564,437)	235,027,879
	Liabilities in excess of Other Assets - (23.1%)	(44,096,307)
	Net Assets - 100.0%	$ 190,931,572

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
JSC - Joint Stock Company
LP - Limited Partnership
PLC - Public Limited Company
SA - Corporation
SAE - Corporation
SAL - Joint Stock Company
SAOG - Joint Stock Company

(a)	Security, or portion thereof, was on loan at February 28, 2011.
(b)	Non-income producing security.
(c)
Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $1,888,824 which represents 1.0% of net assets applicable to common shares.

(d)	At February 28, 2011, the total market value of the Fund's securities on loan was $41,897,751 and the total market value of the collateral held by the Fund was $44,480,057.
(e)	Interest rate shown reflects yield as of February 28, 2011.

See previously submitted notes to financial statements for the period ended November 30, 2010.

FRN I Guggenheim Frontier Markets ETF

Summary of Investments by Sector Classification
Sector*	% of Long-Term Investments
Financial	37.4%
Energy	17.0%
Utilities	12.6%
Basic Materials	10.9%
Communications	10.3%
Consumer, Non-cyclical	5.0%
Consumer, Cyclical	4.1%
Industrial	2.7%

* Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

At February 28, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$240,653,986	$7,959,866	$(13,585,973)	$(5,626,107)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs
(e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standards Update, Fair Value Measurements and Disclosures
(Topic 820):Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e.
transfers out must be disclosed separately from transfers in) as well as the reasons(s) for the transfer and
iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets. The
Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees.
The Fund did not have any Level 3 securities at February 28, 2011.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of February 28, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets
Common Stock:	$167,094	$1,889	$-	$168,983
Preferred Stock	21,565	-	-	21,565
Investments of Collateral for Securities Loaned	44,480	-	-	44,480
Total	$233,139	$1,889	$-	$235,028

The transfers in and out of the valuation levels for the Fund as of the report date when compared to the valuation levels at the end of the previous fiscal year are detailed below.

$(000s)
Transfers from Level 2 to Level 1:	28,855

The transfer from Level 2 to Level 1 were the result of the availability of a sale price on the principal exchange for the securities on February 28, 2011.

HGI Guggenheim International Multi-Asset Income ETF
Portfolio of Investments
February 28, 2011 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.8%
	Common Stocks - 88.7%
	Argentina - 0.5%
28,866	Cresud SACIF y A, ADR	$ 502,557

	Australia - 3.4%
67,189	Amcor Ltd.	473,456
20,483	Australia & New Zealand Banking Group Ltd.	503,300
25,777	National Australia Bank Ltd.	677,217
334,333	Telstra Corp. Ltd.	948,157
24,306	Westpac Banking Corp.	582,386
		3,184,516

	Austria - 0.6%
38,505	Telekom Austria AG	550,445

	Bermuda - 0.3%
9,500	Jardine Strategic Holdings Ltd.	261,820

	Brazil - 2.0%
38,912	Cia Siderurgica Nacional SA, ADR	633,098
13,924	CPFL Energia SA, ADR(a)	1,103,199
11,481	Gafisa SA, ADR	145,005
		1,881,302

	Canada - 10.1%
31,081	EnCana Corp.(a)	1,007,170
84,690	Enerplus Corp.(a)	2,767,669
45,731	Nexen, Inc.	1,248,914
101,494	Penn West Petroleum Ltd.	2,933,177
54,475	Talisman Energy, Inc.	1,352,069
		9,308,999

	Channel Islands - 1.0%
410	Randgold Resources Ltd.(b)	33,243
5,164	Shire PLC	146,231
51,433	WPP PLC	708,146
		887,620

	Chile - 5.0%
13,604	Administradora de Fondos de Pensiones Provida SA, ADR	994,452
9,897	Banco de Chile, ADR(a)	821,451
5,958	Banco Santander Chile, ADR	495,408
7,335	Cia Cervecerias Unidas SA, ADR(a)	397,190
8,044	Empresa Nacional de Electricidad SA, ADR	419,816
68,618	Enersis SA, ADR	1,393,632
3,025	Vina Concha y Toro SA, ADR(a)	124,933
		4,646,882

	China - 2.4%
7,268	China Life Insurance Co. Ltd., ADR	416,020
6,441	China Petroleum & Chemical Corp., ADR	660,847
1,822,000	Guangshen Railway Co. Ltd.(a)	687,710
29,200	Hang Seng Bank Ltd.	465,602
		2,230,179

	Denmark - 0.4%
2,970	NOVO Nordisk A/S, Class B	374,407

	Finland - 1.6%
12,141	Metso OYJ	628,172
101,272	Nokia OYJ	878,427
		1,506,599

	France - 8.2%
3,638	Air Liquide SA	471,377
48,675	AXA SA	1,023,239
7,195	BNP Paribas	562,277
7,885	Danone	494,767
2,580	Dassault Systemes SA	197,738
33,579	France Telecom SA	743,461
3,106	L'Oreal SA	361,390
14,600	Sanofi-Aventis SA	1,008,276
9,620	Sodexo	662,564
15,892	Total SA	974,801
17,352	Vinci SA	1,045,423
		7,545,313

	Germany - 5.2%
7,425	Allianz SE	1,070,665
8,063	Bayer AG	625,655
4,301	Deutsche Bank AG	276,710
54,656	Deutsche Telekom AG	735,659
15,708	E.ON AG	515,820
3,632	Fresenius Medical Care AG & Co. KGaA	240,668
6,611	Henkel AG & Co. KGaA	337,851
7,008	RWE AG	473,422
4,119	Siemens AG	555,205
		4,831,655

	Greece - 0.4%
13,958	Coca-Cola Hellenic Bottling Co. SA, ADR	379,937

	Hong Kong - 4.0%
37,000	Cathay Pacific Airways Ltd.	85,979
43,000	Cheung Kong Holdings Ltd.	669,084
62,500	China Mobile Ltd.	586,152
2,857	CNOOC Ltd., ADR	652,367
94,000	Hang Lung Properties Ltd.	400,660
80,000	Hutchison Whampoa Ltd.	941,823
650,000	Lenovo Group Ltd.	393,047
		3,729,112

	India - 1.6%
12,341	ICICI Bank Ltd., ADR	535,106
2,582	Infosys Technologies Ltd., ADR	172,219
12,371	Sterlite Industries India Ltd., ADR	182,349
10,897	Tata Motors Ltd., ADR	268,284
21,252	Wipro Ltd., ADR(a)	279,676
		1,437,634

	Indonesia - 1.1%
37,122	Indosat TBK PT, ADR(a)	1,030,135

	Israel - 2.1%
89,650	Partner Communications Co. Ltd., ADR(a)	1,683,627
4,247	Teva Pharmaceutical Industries Ltd., ADR	212,775
		1,896,402

	Italy - 0.9%
34,091	ENI SpA	832,018

	Japan - 3.2%
38,000	Kubota Corp.	388,673
3,700	Kyocera Corp.	382,961
116,700	Mitsubishi UFJ Financial Group, Inc.	645,247
308,200	Mizuho Financial Group, Inc.	631,974
1,700	Nidec Corp.	157,696
403	NTT DoCoMo, Inc.	755,041
		2,961,592

	Luxembourg - 0.5%
17,703	Subsea 7 SA	454,884

	Mexico - 2.4%
3,808	Coca-Cola Femsa SAB de CV, ADR	278,212
3,691	Fomento Economico Mexicano SAB de CV, ADR	207,545
24,932	Grupo Televisa SA, ADR(b)	588,894
60,636	Telefonos de Mexico SAB de CV, ADR	1,096,905
		2,171,556

	Netherlands - 2.5%
7,848	Heineken NV	404,969
13,726	Koninklijke DSM NV	806,773
37,330	Koninklijke KPN NV	605,317
15,936	Unilever NV(a)	484,568
		2,301,627

	Norway - 0.4%
7,726	Yara International ASA	409,598

	Peru - 0.2%
4,748	Cia de Minas Buenaventura SA, ADR	221,589

	Portugal - 1.1%
148,420	EDP - Energias de Portugal SA	563,334
38,302	Portugal Telecom SGPS SA	448,192
		1,011,526

	Singapore - 1.8%
61,000	Keppel Corp. Ltd.	540,473
189,000	Singapore Telecommunications Ltd.	441,697
49,000	United Overseas Bank Ltd.	696,337
		1,678,507

	Spain - 2.9%
70,710	Banco Bilbao Vizcaya Argentaria SA	873,708
56,935	Banco Espanol de Credito SA(a)	508,556
54,251	Banco Santander SA	669,513
23,854	Telefonica SA	606,228
		2,658,005

	Sweden - 1.9%
24,661	Atlas Copco AB, Class A	619,856
22,517	SKF AB, Class A	626,085
42,652	Telefonaktiebolaget LM Ericsson	531,651
		1,777,592

	Switzerland - 4.6%
13,129	Credit Suisse Group AG	607,117
7,994	Nestle SA	452,401
13,813	Novartis AG	774,283
5,345	Roche Holding AG	828,678
2,303	Swisscom AG	1,016,397
1,792	Syngenta AG	600,386
		4,279,262

	Taiwan - 1.1%
33,859	Chunghwa Telecom Co. Ltd., ADR(b)	999,179

	United Kingdom - 15.0%
27,827	ARM Holdings PLC	279,258
27,589	Associated British Foods PLC	433,702
98,281	BAE Systems PLC	525,760
16,240	BG Group PLC	395,291
12,027	British American Tobacco PLC	481,614
59,767	Bunzl PLC	738,804
162,818	Centrica PLC	900,665
25,625	GlaxoSmithKline PLC	492,230
34,942	Intercontinental Hotels Group PLC	777,478
131,103	International Power PLC	712,858
64,119	Invensys PLC	370,645
165,186	J Sainsbury PLC	1,020,965
165,540	Kingfisher PLC	684,974
76,855	National Grid PLC	713,777
22,350	Royal Dutch Shell PLC	799,205
41,570	Smith & Nephew PLC	481,071
182,505	Tate & Lyle PLC	1,721,698
110,343	Tesco PLC (b)	725,429
16,545	Unilever PLC	490,847
60,211	United Utilities Group PLC	579,765
207,482	Vodafone Group PLC	588,209
		13,914,245

	United States - 0.3%
16,095	News Corp., Class B	292,717

	Total Common Stocks - 88.7%
	(Cost $71,921,020)	82,149,411

	Preferred Stocks - 0.8%
	Brazil - 0.3%
10,279	Cia de Bebidas das Americas, ADR	277,636

	Colombia - 0.5%
7,481	BanColombia SA, ADR	425,893

	Total Preferred Stocks - 0.8%
	(Cost $725,827)	703,529

	Royalty Trust - 1.1%
	United States - 1.1%
59,417	Whiting USA Trust I(a)	1,016,031
	(Cost $1,199,320)

	Exchange Traded Fund - 0.3%
5,000	iShares MSCI EAFE Index Fund	307,750
	(Cost $300,696)

	Closed End Funds - 8.9%
59,249	Aberdeen Asia-Pacific Income Fund, Inc.	402,301
43,184	AllianceBernstein Global High Income Fund, Inc.	630,486
114,518	Alpine Global Premier Properties Fund	802,771
12,847	ASA Ltd.	407,764
41,358	Eaton Vance Tax-Advantaged Dividend Income Fund(a)	736,586
27,347	First Trust Aberdeen Global Opportunity Income Fund	461,617
54,064	MFS Charter Income Trust	497,389
81,390	MFS Multimarket Income Trust	549,383
42,465	Morgan Stanley Emerging Markets Debt Fund, Inc.	448,855
64,210	Nuveen Multi-Strategy Income and Growth Fund	547,711
59,795	Nuveen Multi-Strategy Income and Growth Fund 2	536,959
31,364	Templeton Emerging Markets Income Fund(a)	513,429
28,669	Western Asset Emerging Markets Debt Fund, Inc.(a)	532,383
38,735	Western Asset Emerging Markets Income Fund, Inc.(a)	496,195
49,500	Western Asset Global High Income Fund, Inc.	644,490
	(Cost $7,775,093)	8,208,319

	Total Long-Term Investments - 99.8%
	(Cost $81,921,956)	92,385,040

Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned - 10.1%
	Money Market Fund - 10.1%
9,374,982	BNY Mellon Securities Lending Overnight Fund, 0.257%(c) (d)	9,374,982
	(Cost $9,374,982)

	Total Investments - 109.9%
	(Cost $91,296,938)	101,760,022
	Liabilities in excess of Other Assets - (9.9%)	(9,205,723)
	Net Assets - 100.0%	$ 92,554,299

AB - Stock Company
ADR - American Depositary Receipt
AG - Stock Corporation
ASA - Stock Company
A/S - Limited Liability Stock Company or Stock Company
KGaA - Limited Partnership
NV - Publicly Traded Company
OYJ - Public Traded Company
PLC - Public Limited Company
PT - Limited Liability Company
SA - Corporation
SpA - Limited Share Company
SE - Stock Corporation
SGPS - Holding Enterprise
SAB de CV - Publicly Traded Company

(a)	Security, or portion thereof, was on loan at February 28, 2011.
(b)	Non-income producing security.
(c)	At February 28, 2011, the total market value of the Fund's securities on loan was $9,101,350 and the total market value of the collateral held by the Fund was $9,374,982.
(d)	Interest rate shown reflects yield as of February 28, 2011.

See previously submitted notes to financial statements for the period ended November 30, 2010.

HGI Guggenheim International Multi-Asset Income ETF

Summary of Investments by Sector Classification*
Financial	17.0%
Communications	17.1%
Energy	16.3%
Consumer, Non-cyclical	14.5%
Utilities	8.0%
Industrial	7.0%
Basic Materials	4.8%
Consumer, Cyclical	2.8%
Diversified	1.9%
Technology	1.4%
Total Common Stocks, Royalty Trusts and Preferred Stocks	90.8%
Closed End Funds	8.9%
Exchange Traded Funds	0.3%
Total Long-Term Investments	100.0%

* As a percentage of long-term investments. Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

At Februrary 28, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$91,525,052	$11,471,837	$(1,236,867)	$10,234,970

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs
(e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standard Update, Fair Value Measurements and Disclosures
(Topic 820):Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e.
transfers out must be disclosed separately from transfers in) as well as the reasons(s) for the transfer and
iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets. The
Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees.
The Fund did not have any Level 3 securities at February 28, 2011.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of February 28, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets
Common Stock	$82,149	$–	$–	$82,149
Preferred Stock	704	–	–	704
Royalty Trust	1,016	–	–	1,016
Exchange Traded Fund	308	–	–	308
Closed End Fund	8,208	–	–	8,208
Money Market Fund	9,375	–	–	9,375
Total	$101,760	$–	$–	$101,760

There were no transfers between levels.

SEA Guggenheim Shipping ETF
Portfolio of Investments
February 28, 2011 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.8%
	Common Stocks - 91.0%
	Bermuda - 22.8%
24,214	Frontline Ltd.(a)	$ 653,536
482,135	Golden Ocean Group Ltd.	622,013
1,552	Knightsbridge Tankers Ltd.(a)	37,853
64,500	Orient Overseas International Ltd.	519,203
949,000	Pacific Basin Shipping Ltd.	551,918
31,557	Ship Finance International Ltd.	656,070
70,504	Tsakos Energy Navigation Ltd.	692,349
		3,732,942

	China - 7.7%
410,500	China COSCO Holdings Co. Ltd.(b)	437,950
1,082,000	China Shipping Container Lines Co. Ltd.(b)	469,520
320,000	China Shipping Development Co. Ltd.	349,614
		1,257,084

	Denmark - 6.8%
49	AP Moller - Maersk A/S, Class B	486,995
17,694	D/S Norden	628,358
		1,115,353

	Japan - 11.0%
141,000	Kawasaki Kisen Kaisha Ltd.	612,669
90,000	Mitsui OSK Lines Ltd.	594,288
137,000	Nippon Yusen KK	601,977
		1,808,934

	Liberia - 2.4%
74,403	Excel Maritime Carriers Ltd.(a) (b)	388,384

	Marshall Islands - 30.1%
34,892	Diana Shipping, Inc.(b)	434,754
70,330	DryShips, Inc.(a) (b)	345,320
84,805	Eagle Bulk Shipping, Inc.(a) (b)	348,549
29,136	Genco Shipping & Trading Ltd.(a) (b)	353,711
182,685	General Maritime Corp.(a)	511,518
133,114	Navios Maritime Holdings, Inc.(a)	754,757
56,619	Seaspan Corp.(a)	907,036
19,069	Teekay Corp.	656,164
58,460	Teekay Tankers Ltd., Class A(a)	624,938
		4,936,747

	Singapore - 6.1%
374,000	Cosco Corp. Singapore Ltd.	576,811
261,000	Neptune Orient Lines Ltd.	421,017
		997,828

	United States - 4.1%
20,107	Overseas Shipholding Group, Inc.(a)	678,812

	Total Common Stocks - 91.0%
	(Cost $15,276,096)	14,916,084

	Master Limited Partnerships - 8.8%
	Marshall Islands - 8.8%
36,518	Navios Maritime Partners, LP(a)	725,247
18,648	Teekay LNG Partners, LP	710,116
	(Cost $1,138,200)	1,435,363

	Total Long-Term Investments - 99.8%
	(Cost $16,414,296)	16,351,447

Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned - 31.0%
	Money Market Fund - 31.0%
5,074,361	BNY Mellon Securities Lending Overnight Fund, 0.257%(c) (d)	5,074,361
	(Cost $5,074,361)

	Total Investments - 130.8%
	(Cost $21,488,657)	21,425,808
	Liabilities in excess of Other Assets - (30.8%)	(5,044,466)
	Net Assets - 100.0%	$ 16,381,342

A/S - Limited Liability Stock Company or Stock Company
KK - Joint Stock Company
LP - Limited Partnership
MLP - Master Limited Partnership

(a)	Security, or portion thereof, was on loan at February 28, 2011.
(b)	Non-income producing security.
(c)	At February 28, 2011, the total market value of the Fund's securities on loan was $4,900,396 and the total market value of the collateral held by the Fund was $5,074,361.
(d)	Interest rate shown reflects yield as of February 28, 2011.

See previously submitted notes to financial statements at November 30, 2010.

Summary of Investments by Sector Classification*
Industrial	100.0%
* As a percentage of long-term investments. Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

At February 28, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$21,488,657	$1,307,140	$(1,369,989)	$(62,849)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees. The Fund did not have any Level 3 securities at February 28, 2011.

The following table represents the Funds’ investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of February 28, 2011:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$14,916	$-	$-	$14,916
Master Limited Partnerships	1,436	-	-	1,436
Investments of Collateral for Securities on Loaned	5,074	-	-	5,074
Total	$21,426	$-	$-	$21,426

There were no transfers between levels.

CUT Guggenheim Timber ETF
Portfolio of Investments
February 28, 2011 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 100.0%
	Common Stocks - 100.0%
	Australia - 1.1%
3,858,085	Gunns Ltd.(a)	$ 2,082,204

	Bermuda - 1.1%
63,960,000	China Grand Forestry Green Resources Group Ltd.(a) (b)	1,987,164

	Brazil - 3.6%
461,188	Fibria Celulose SA, ADR(b)	6,645,719

	Canada - 8.2%
314,117	Canfor Corp.(b)	3,864,617
311,658	Sino-Forest Corp.(b)	6,942,789
88,527	West Fraser Timber Co. Ltd.	4,224,007
		15,031,413

	Finland - 10.0%
811,397	Stora ENSO OYJ, R Shares	9,150,529
465,901	UPM-Kymmene OYJ	9,260,002
		18,410,531

	Ireland - 5.1%
761,326	Smurfit Kappa Group PLC	9,463,893

	Japan - 17.1%
1,345,500	Hokuetsu Kishu Paper Co. Ltd.	7,767,869
296,000	Nippon Paper Group, Inc.	8,107,213
1,592,000	OJI Paper Co. Ltd.	7,889,076
865,400	Sumitomo Forestry Co. Ltd.	7,848,068
		31,612,226

	Portugal - 4.6%
2,377,496	Portucel Empresa Produtora de Pasta e Papel SA	8,422,942

	South Africa - 4.7%
968,691	Mondi Ltd.	8,655,197

	Spain - 3.5%
1,858,022	Grupo Empresarial Ence SA(b)	6,364,425

	Sweden - 8.9%
237,871	Holmen AB, B Shares	8,372,723
486,285	Svenska Cellulosa AB, B Shares	8,043,546
		16,416,269

	United States - 32.1%
65,810	Domtar Corp.	5,751,794
87,158	Greif, Inc., Class A	5,635,636
284,875	International Paper Co.	7,913,827
291,915	MeadWestvaco Corp.	8,567,705
146,607	Plum Creek Timber Co., Inc., REIT	6,151,630
129,054	Potlatch Corp., REIT	4,955,674
144,598	Rayonier, Inc., REIT	8,868,195
131,994	Wausau Paper Corp.	1,059,912
422,075	Weyerhaeuser Co., REIT	10,302,851
		59,207,224

	Total Common Stocks - 100.0%
	(Cost $159,743,543)	184,299,207

	Short-Term Investments - 0.5%
Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned - 0.5%
	Money Market Fund - 0.5%
936,000	BNY Mellon Securities Lending Overnight Fund, 0.257%(c) (d)	$936,000
	(Cost $936,000)

	Total Investments - 100.5%
	(Cost $160,679,543)	185,235,207
	Liabilities in excess of Other Assets - (0.5%)	(832,113)
	Net Assets - 100.0%	$ 184,403,094

AB - Stock Company
ADR - American Depositary Receipt
OYJ - Public Traded Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Corporation

(a)	Security, or portion thereof, was on loan at February 28, 2011.
(b)	Non-income producing security.
(c)	At February 28, 2011, the total market value of the Fund's securities on loan was $715,702 and the total market value of the collateral held by the Fund was $936,000.
(d)	Interest rate shown reflects yield as of February 28, 2011.

See previously submitted notes to financial statements for the period ended November 30, 2010.

Summary of Investments by Sector Classification*
Basic Materials	79.4%
Financial	16.4%
Industrial	4.2%

* Subject to change daily. Based on long-term investments. Securities are classified by sectors that represent broad groupings of related industries.

At February 28, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$160,689,493	$27,347,308	$(2,801,594)	$24,545,714

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g.
discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose
i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii)
transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after
December 15, 2010. The Fund adopted the disclosures required by this amendment, which did not have a material impact on the financial statement.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The
Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the
Board of Trustees. The Fund did not have any Level 3 securities at February 28, 2011.

The following table represents the Fund’s investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of
February 28, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets
Common Stock	$184,299	$–	$–	$184,299
Investments of Collateral for Securities Loaned	936	–	–	936
Total	$185,235	$–	$–	$185,235

There were no transfers between levels.

Item 2.   Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust 2

By:	/s/ Kevin M. Robinson
   Kevin M. Robinson
   Chief Executive Officer and Chief Legal Officer

Date:	April 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin M. Robinson
     Kevin M. Robinson
     Chief Executive Officer and Chief Legal Officer

Date:	April 28, 2011

By:	/s/ John Sullivan
     John Sullivan
     Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	April 28, 2011